CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (4,529)	$ 4,094	$ 9,844
Realized foreign currency translation adjustments from subsidiary		(421)
Foreign currency translation adjustments	2,365	684	(589)
Total comprehensive income (loss)	(2,164)	4,357	9,255
Total comprehensive loss attributable to non-controlling interests	66
Total comprehensive income (loss) attributable to Magal shareholders'	$ (2,098)	$ 4,357	$ 9,255